UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  028-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Corporate Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

 /s/  Gerald Hill     Souderton, PA     August 03, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    $160,845 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2275    25386 SH       OTHER                   25386        0        0
ABBOTT LABS                    COM              002824100     2521    39105 SH       OTHER                   39105        0        0
ADOBE SYS INC                  COM              00724F101     1483    45812 SH       OTHER                   45812        0        0
AETNA INC NEW                  COM              00817Y108     1816    46829 SH       OTHER                   46829        0        0
AIR PRODS & CHEMS INC          COM              009158106     1472    18234 SH       OTHER                   18234        0        0
ALLSTATE CORP                  COM              020002101     2826    80530 SH       OTHER                   80530        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2241    56944 SH       OTHER                   56944        0        0
APPLE INC                      COM              037833100     4195     7183 SH       OTHER                    7183        0        0
APPLIED MATLS INC              COM              038222105     2282   199377 SH       OTHER                  199377        0        0
AT&T INC                       COM              00206R102     2678    75091 SH       OTHER                   75091        0        0
BANK OF AMERICA CORPORATION    COM              060505104       82    10051 SH       SOLE                    10051        0        0
BECTON DICKINSON & CO          COM              075887109     2118    28332 SH       OTHER                   28332        0        0
BROADCOM CORP                  CL A             111320107     2591    76733 SH       OTHER                   76733        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2796    51152 SH       OTHER                   51152        0        0
CATERPILLAR INC DEL            COM              149123101     2478    29183 SH       OTHER                   29183        0        0
CHEVRON CORP NEW               COM              166764100      601     5701 SH       OTHER                    5701        0        0
COCA COLA CO                   COM              191216100     3431    43875 SH       OTHER                   43875        0        0
COMCAST CORP NEW               CL A SPL         20030N200     2822    89865 SH       OTHER                   89865        0        0
CONOCOPHILLIPS                 COM              20825C104     2721    48694 SH       OTHER                   48694        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2421    40937 SH       OTHER                   40937        0        0
DISNEY WALT CO                 COM DISNEY       254687106     2611    53841 SH       OTHER                   53841        0        0
E M C CORP MASS                COM              268648102     2772   108152 SH       OTHER                  108152        0        0
EATON CORP                     COM              278058102      502    12668 SH       SOLE                    12668        0        0
ENTERGY CORP NEW               COM              29364G103     2043    30086 SH       OTHER                   30086        0        0
EXELON CORP                    COM              30161N101      329     8757 SH       OTHER                    8757        0        0
EXXON MOBIL CORP               COM              30231G102     4524    52874 SH       OTHER                   52874        0        0
FIRST NIAGARA FINL GP INC      COM              33582V108      119    15493 SH       SOLE                    15493        0        0
FRANKLIN RES INC               COM              354613101     2586    23301 SH       OTHER                   23301        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1369    40180 SH       OTHER                   40180        0        0
GENERAL ELECTRIC CO            COM              369604103      580    27808 SH       OTHER                   27808        0        0
GENERAL MLS INC                COM              370334104     2757    71530 SH       OTHER                   71530        0        0
GILEAD SCIENCES INC            COM              375558103     2442    47615 SH       OTHER                   47615        0        0
GOOGLE INC                     CL A             38259P508     2837     4890 SH       OTHER                    4890        0        0
HOME DEPOT INC                 COM              437076102     2685    50664 SH       OTHER                   50664        0        0
HONEYWELL INTL INC             COM              438516106     2551    45690 SH       OTHER                   45690        0        0
INTEL CORP                     COM              458140100     2484    93219 SH       OTHER                   93219        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3213    16427 SH       OTHER                   16427        0        0
JOHNSON & JOHNSON              COM              478160104     2743    40601 SH       OTHER                   40601        0        0
JOHNSON CTLS INC               COM              478366107     2105    75961 SH       OTHER                   75961        0        0
JPMORGAN CHASE & CO            COM              46625H100     2713    75934 SH       OTHER                   75934        0        0
KIMBERLY CLARK CORP            COM              494368103     2828    33764 SH       OTHER                   33764        0        0
MCDONALDS CORP                 COM              580135101     2197    24822 SH       OTHER                   24822        0        0
MERCK & CO INC NEW             COM              58933Y105      516    12369 SH       OTHER                   12369        0        0
NIKE INC                       CL B             654106103     2121    24168 SH       OTHER                   24168        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2604    36279 SH       OTHER                   36279        0        0
NYSE EURONEXT                  COM              629491101     2528    98836 SH       OTHER                   98836        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105     2533    29530 SH       OTHER                   29530        0        0
ORACLE CORP                    COM              68389X105     2163    72843 SH       OTHER                   72843        0        0
PARKER HANNIFIN CORP           COM              701094104      415     5400 SH       SOLE                     5400        0        0
PHILIP MORRIS INTL INC         COM              718172109     2104    24114 SH       OTHER                   24114        0        0
PHILLIPS 66                    COM              718546104     2448    73646 SH       OTHER                   73646        0        0
PNC FINL SVCS GROUP INC        COM              693475105      469     7682 SH       OTHER                    7682        0        0
POTASH CORP SASK INC           COM              73755L107     1709    39118 SH       OTHER                   39118        0        0
PPG INDS INC                   COM              693506107      202     1900 SH       SOLE                     1900        0        0
PPL CORP                       COM              69351T106     1758    63229 SH       OTHER                   63229        0        0
PROCTER & GAMBLE CO            COM              742718109     2711    44254 SH       OTHER                   44254        0        0
QUALCOMM INC                   COM              747525103     3283    58957 SH       OTHER                   58957        0        0
SCHLUMBERGER LTD               COM              806857108     2353    36247 SH       OTHER                   36247        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     2698    72936 SH       OTHER                   72936        0        0
STATE STR CORP                 COM              857477103     2754    61684 SH       OTHER                   61684        0        0
SYSCO CORP                     COM              871829107     2337    78392 SH       OTHER                   78392        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1900    48184 SH       OTHER                   48184        0        0
UNION PAC CORP                 COM              907818108      263     2202 SH       OTHER                    2202        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2182    28883 SH       OTHER                   28883        0        0
UNIVEST CORP PA                COM              915271100    16104   974227 SH       OTHER                  974227        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2737    61585 SH       OTHER                   61585        0        0
WASTE MGMT INC DEL             COM              94106L109     2112    63223 SH       OTHER                   63223        0        0
WELLS FARGO & CO NEW           COM              949746101     3001    89740 SH       OTHER                   89740        0        0